Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

March 31, 2020

VIPIFF2015-QTLY-0520
1.830290.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	91,807	$2,936,920
VIP Equity-Income Portfolio Investor Class (a)	176,077	3,097,202
VIP Growth & Income Portfolio Investor Class (a)	220,168	3,531,496
VIP Growth Portfolio Investor Class (a)	48,101	3,002,488
VIP Mid Cap Portfolio Investor Class (a)	37,728	864,728
VIP Value Portfolio Investor Class (a)	227,564	2,275,645
VIP Value Strategies Portfolio Investor Class(a)	136,781	1,116,134
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,062,850)		16,824,613

International Equity Funds - 22.2%
VIP Emerging Markets Portfolio Investor Class (a)	893,578	8,051,136
VIP Overseas Portfolio Investor Class (a)	685,823	12,612,281
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,489,014)		20,663,417

Bond Funds - 44.3%
Fidelity Inflation-Protected Bond Index Fund (a)	738,413	7,576,116
Fidelity Long-Term Treasury Bond Index Fund (a)	125,370	2,148,837
VIP High Income Portfolio Investor Class (a)	406,447	1,881,850
VIP Investment Grade Bond Portfolio Investor Class (a)	2,251,003	29,488,142
TOTAL BOND FUNDS
(Cost $39,209,569)		41,094,945

Short-Term Funds - 15.4%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $14,283,833)	14,283,833	14,283,833
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $90,045,266)		92,866,808
NET OTHER ASSETS (LIABILITIES) - 0.0%		10
NET ASSETS - 100%		$92,866,818

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$8,721,790	$258,164	$1,564,338	$7,890	$40,601	$119,899	$7,576,116
Fidelity Long-Term Treasury Bond Index Fund	2,709,637	117,423	1,199,674	15,535	209,501	311,950	2,148,837
VIP Contrafund Portfolio Investor Class	3,988,373	324,059	902,552	23,634	100,336	(573,296)	2,936,920
VIP Emerging Markets Portfolio Investor Class	9,478,046	2,302,656	780,953	845,753	(69,778)	(2,878,835)	8,051,136
VIP Equity-Income Portfolio Investor Class	4,214,596	671,247	707,105	193,790	(78,755)	(1,002,781)	3,097,202
VIP Government Money Market Portfolio Investor Class 0.24%	13,031,660	3,493,419	2,241,246	38,688	--	--	14,283,833
VIP Growth & Income Portfolio Investor Class	4,803,075	850,649	766,766	247,657	(25,350)	(1,330,112)	3,531,496
VIP Growth Portfolio Investor Class	4,076,924	666,913	907,008	359,179	193,546	(1,027,887)	3,002,488
VIP High Income Portfolio Investor Class	2,149,607	257,860	214,100	16,408	(15,954)	(295,563)	1,881,850
VIP Investment Grade Bond Portfolio Investor Class	33,634,087	1,540,609	5,663,626	150,412	(68,138)	45,210	29,488,142
VIP Mid Cap Portfolio Investor Class	1,169,943	190,464	153,404	1,784	(21,518)	(320,757)	864,728
VIP Overseas Portfolio Investor Class	14,709,919	2,531,743	1,571,454	64,770	(144,619)	(2,913,308)	12,612,281
VIP Value Portfolio Investor Class	3,094,949	741,920	374,575	123,551	(48,635)	(1,138,014)	2,275,645
VIP Value Strategies Portfolio Investor Class	1,515,462	395,136	180,740	79,773	(27,292)	(586,432)	1,116,134
	107,298,068	14,342,262	17,227,541	2,168,824	43,945	(11,589,926)	92,866,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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